RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Balances And Transactions Abstract
Schedule of related party balances and transactions
	June 30, 2024	December 31, 2023
	Unaudited

Trade and other payables (a)	$22	$53
	Six months ended June 30,
	2024	2023
	Unaudited
Amounts charged to:

Research and development expenses (a)	$74	$70